Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company's future minimum contractual charter revenue as at June 30, 2019:

Twelve month periods ending June 30,	Amount
2020	8,077
2021	5,692
2022	5,784
2023	5,877
2024	2,105
Total	27,535

Office Rental Obligations	The following table sets forth the Company's office rental obligations as at June 30, 2019:
Twelve month periods ending June 30,	Amount
2020	38
2021	181
2022	183
2023	146
Total	548